Assets Held for Sale	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Assets Held for Sale [Abstract]
Assets held for sale
9	Assets held for sale

The components of assets held for sale were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Vehicles	$656,885	$923,176
Total assets held for sale	656,885	923,176

Vehicles represent the vehicles held for sale in Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/ (gain) on sale of assets held for sale under Other income of Condensed Consolidated Statement of Operations. During the three and nine months ended December 31, 2023, total loss of $9,940 and total loss of $11,325 respectively was recorded against Loss/ (gain) on sale of vehicles held for sale. During the three and nine months ended December 31, 2022, total profit of $1,690,003 and $1,659,575 respectively was recorded against Loss/ (gain) on sale of vehicles held for sale. During the three and nine months ended December 31, 2023, the Company has recorded the impairment amount of $165,216 and $165,216 respectively. During the three and nine months ended December 31, 2022, the Company has recorded the impairment amount of $51,032 and $93,884 respectively. The impairment amount is adjusted with Loss/ (gain) on sale of assets held for sale under Other income of Condensed Consolidated Statement of Operations.

The Company is actively taking steps to liquidate these “Assets held for sale”, pending the capacity to foreclose loans and issue NOCs to buyers. With the current fundraising projections, the Company anticipate full asset sale completion by Q3 of the calendar year 2024.

8	Assets held for sale

The components of assets held for sale were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Vehicles	$923,176	$4,298,419
Total assets held for sale	923,176	4,298,419

Vehicles represent the vehicles held for sale in Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/ (gain) on sale of assets held for sale under Other income of Consolidated Statement of Operations. During the year ended March 31, 2023, total profit of $1,644,650 (loss of $31,383 for year ended March 31, 2022) was recorded against Loss/ (gain) on sale of vehicles held for sale. During the year ended March 31, 2023, the Company has recorded the impairment amount of $93,144 ($524,662 for year ended March 31, 2022) on vehicles held for sale and $87,436 ($ NIL for year ended 31 March 2022) on E-bikes held for sale. The same is adjusted with Loss/ (gain) on sale of assets held for sale under Other income of Consolidated Statement of Operations.